Provisions - Total Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	£ 1,772	£ 2,304
Customer redress
Disclosure of other provisions [line items]
Provisions	449	497
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	223	268
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	88	158
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	713	1,064
Onerous contracts
Disclosure of other provisions [line items]
Provisions	14	28
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 285	£ 289